CASH EQUIVALENTS	12 Months Ended
Mar. 31, 2022
CASH EQUIVALENTS
CASH EQUIVALENTS

NOTE E - CASH EQUIVALENTS

Cash equivalents of $2,359,633 and $10,765,279 as of March 31, 2022 and 2021, respectively, include money market accounts with interest rates ranging from 0.01% to 0.85% per annum.